Summary of Future Minimum Lease Obligations (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2026 (Remaining 6 months)	$ 197
2027	404
2028	258
2029	182
2030	148
Thereafter	5
Operating Leases - Less imputed interest	(119)
Operating Leases - Net lease obligation	1,075
Finance Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2026 (Remaining 6 months)	819
2027	3,112
2028
2029
2030
Thereafter
Finance Leases - Less imputed interest	(170)
Finance Leases - Net lease obligation	$ 3,761